Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common Stock [Member]
Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Stock, shares authorized (in shares)	999,999,000	999,999,000	999,999,000
Stock, shares issued (in shares)	52,142,845	51,723,801	50,842,640
Stock, shares outstanding (in shares)	52,142,845	51,723,801	50,842,640
Convertible Stock [Member]
Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Stock, shares authorized (in shares)	1,000	1,000	1,000
Stock, shares issued (in shares)	1,000	1,000	1,000
Stock, shares outstanding (in shares)	1,000	1,000	1,000